Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 3,271	$ 12,727
Marketable securities	4,263	2,819
Trade and other receivables	3,566	6,135
Inventories	6,710	7,681
Recoverable income taxes	411	218
Other recoverable taxes	1,555	960
Others	1,550	1,570
Current assets other than assets classified as held for sale	21,326	32,110
Assets classified as held for sale	510	335
Current assets	21,836	32,445
Trade and other receivables	1,256	1,847
Marketable securities	582	2,409
Judicial deposits	11,748	14,746
Deferred income taxes	922	965
Other recoverable taxes	3,601	4,516
Others	2,501	2,315
Long-term receivables	20,610	26,798
Investments	659	1,358
Property, plant and equipment - PP&E	136,285	153,424
Intangible assets	2,255	3,042
Non-current assets	159,809	184,622
Total assets	181,645	217,067
Liabilities
Trade payables	6,082	4,813
Finance debt	2,566	4,322
Lease liability	8,542	7,200
Income taxes payable	1,400	1,300
Other taxes payable	3,284	4,166
Dividends payable	2,657	3,539
Provision for decommissioning costs	1,696	2,032
Employee benefits	2,315	2,932
Others	2,205	3,015
Current liabilities other than Liabilities on assets classified as held for sale	30,747	33,319
Liabilities related to assets classified as held for sale	713	541
Current liabilities	31,460	33,860
Finance debt	20,596	24,479
Lease liability	28,607	26,599
Income taxes payable	530	299
Deferred income taxes	1,470	10,910
Employee benefits	10,672	15,579
Provisions for legal proceedings	2,833	3,305
Provision for decommissioning costs	24,507	21,171
Others	1,620	1,890
Non-current liabilities	90,835	104,232
Current and non-current liabilities	122,295	138,092
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	29	410
Profit reserves	61,446	72,641
Accumulated other comprehensive deficit	(109,470)	(101,569)
Attributable to the shareholders of Petrobras	59,106	78,583
Non-controlling interests	244	392
Equity	59,350	78,975
Total liabilities and equity	$ 181,645	$ 217,067